Note 8 - Employees and Employee-related Costs - Remuneration to the Board of Directors and Executive Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive management [member]
Statement Line Items [Line Items]
Wages and salaries	$ 1,595	$ 1,802	$ 1,970
Share-based compensation expenses	38	205	321
Total	1,633	2,007	2,291
Director [Member]
Statement Line Items [Line Items]
Wages and salaries	384	360	379
Share-based compensation expenses	58	45	29
Total	442	405	408
Board of directors and executive management [member]
Statement Line Items [Line Items]
Total	2,075	2,412	2,699
Research and development expenses	956	1,150	1,517
General and administrative expenses	$ 1,119	$ 1,262	$ 1,182